Discontinued operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations [Abstract]
Discontinued operations
5.	Discontinued operations

On October 2, 2017, the Company sold its interests in Apicore (the “Apicore Sale Transaction”) to an arm’s-length, pharmaceutical company (the “Buyer”). The Company acquired Apicore in a series of transactions occurring between July 3, 2014 and July 12, 2017

Under the Apicore Sale Transaction, the Company received a payment of U.S. $57,623,125 (Cdn - $72,057,718) upon the closing of the transaction. Additional working capital and deferred payments of U.S. $52,886,588 (Cdn - $65,234,555) were received subsequent to December 31, 2017 as part of the Apicore Sales Transaction and were recorded as consideration receivable as at December 31, 2017. Additionally, a contingent payment in the form of an earn-out based on the achievement of certain financial results by Apicore for the year ended December 31, 2017 could have been received, however the financial results specified under the Apicore Sales Transaction were not achieved. As a result, no amount has been recorded in the consolidated financial statements pertaining to this potential earn-out payment. Additionally, under the Apicore Sale Transaction, the Buyer held an option to acquire Apicore’s Indian operations for a fixed price until December 31, 2017. This option lapsed without exercise and the Company sold Apicore’s Indian operations, to a company owned by the former President and Chief Executive Officer of Apicore Inc. in January of 2018 with the net assets held for sale being released from accounts payable and accrued liabilities at that time.

Set out below is the financial performance for years ended December 31, 2018, 2017 and 2016 relating to the Apicore business:

Year ended December 31	2018	2017	2016
Revenue	$-	$22,759,385	$7,798,838
Expenses	-	(47,936,485)	(9,263,926)
Revaluation of long-term derivative	-	-	20,560,440
Gain on step acquisition	-	-	4,895,573
(Loss) income from discontinued operations	$-	$(25,177,100)	$23,990,925
Income tax recovery (expense)	-	1,847,055	(632,607)
Loss (income) after income tax recovery (expense)	$-	(23,330,045)	23,358,318
Gain on disposition of the Apicore business	-	55,254,236	-
Income from discontinued operations	$-	$31,924,191	$23,358,318

Set out below is the cash flow information for the years ended December 31, 2018, 2017 and 2016 relating to the Apicore business:

Year ended December 31	2018	2017	2016
Net cash flows used in operating activities	$-	$5,210,341	$(1,295,487)
Net cash flows from (used in) investing activities	-	54,326,360	(421,077)
Net cash flows from (used in) financing activities	-	(80,944,373)	44,294,204
Net cash flows used in discontinued operations	$-	$(21,407,672)	$42,577,640

As previously described, the Company retained ownership in Apicore’s Indian operations until the lapse of the Buyer Option and during January of 2018, Apicore’s Indian operations were sold to a company owned by the former President and Chief Executive Officer of Apicore Inc.

Immediately before the classification as discontinued operations, the recoverable amount was estimated for certain items and no impairment loss was identified. As at December 31, 2017, a write-down of $1,791,484 was recognized to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell, which totaled $7,076,548. This impairment was recognized in discontinued operations in the statements net income and comprehensive income for the year ended December 31, 2017.